Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total income	£ 21,766	£ 21,632	£ 21,136
Credit impairment charges	(4,838)	(1,912)	(1,468)
Operating expenses	(13,886)	(15,434)	(16,243)
Assets	1,349,514	1,140,229	£ 1,133,300
Liabilities	1,282,632	1,074,569
Associates [member]
Disclosure of transactions between related parties [line items]
Total income	0	0
Credit impairment charges	0	0
Operating expenses	(26)	(46)
Assets	0	0
Liabilities	66	0
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Total income	10	12
Credit impairment charges	0	0
Operating expenses	0	0
Assets	1,388	1,303
Liabilities	0	0
Pension funds [member]
Disclosure of transactions between related parties [line items]
Total income	5	5
Credit impairment charges	0	0
Operating expenses	(1)	0
Assets	4	3
Liabilities	£ 69	£ 75